UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (92.3%)(a)
	Shares	Value

Aerospace and defense (39.7%)

Airbus Group NV (France)	21,947	$1,573,936

AviChina Industry & Technology Co., Ltd. (China)	616,000	332,431

BAE Systems PLC (United Kingdom)	6,549	46,445

Embraer SA ADR (Brazil)	1,439	52,149

Esterline Technologies Corp.(NON)	3,800	423,510

General Dynamics Corp.	16,623	1,963,509

Honeywell International, Inc.	5,828	542,878

L-3 Communications Holdings, Inc.	4,954	600,276

MTU Aero Engines Holding AG (Germany)	1,576	146,902

Northrop Grumman Corp.	11,687	1,420,555

Raytheon Co.	5,700	556,149

Rockwell Collins, Inc.	12,500	988,000

United Technologies Corp.	4,261	495,213

		9,141,953
Air freight and logistics (0.5%)

Deutsche Post AG (Germany)	1,582	58,678

FedEx Corp.	500	72,080

		130,758
Airlines (0.2%)

Japan Airlines Co., Ltd. (Japan) (UR)	800	41,857

		41,857
Auto components (3.8%)

Dana Holding Corp.	34,900	772,686

TRW Automotive Holdings Corp.(NON)	1,200	101,844

		874,530
Automobiles (1.5%)

Daimler AG (Registered Shares) (Germany)	1,235	117,339

General Motors Co.	4,100	141,778

Toyota Motor Corp. (Japan)	1,500	84,729

		343,846
Building products (2.7%)

Allegion PLC (Ireland)	4,733	247,962

Daikin Industries, Ltd. (Japan)	6,400	383,992

		631,954
Commercial services and supplies (4.7%)

ADT Corp. (The)	1,418	45,660

Tyco International, Ltd.	23,654	1,032,261

		1,077,921
Construction and engineering (1.2%)

Fluor Corp.	300	22,524

Mota-Engil SGPS SA (Portugal)	34,399	248,522

		271,046
Electrical equipment (14.4%)

Alstom SA (France)	52,505	2,075,593

Eaton Corp PLC	13,744	1,012,795

Schneider Electric SA (France)	1,145	107,821

Shanghai Electric Group Co., Ltd. (China)	306,000	110,291

		3,306,500
Electronic equipment, instruments, and components (9.0%)

Anixter International, Inc.	19,800	2,039,400

Hollysys Automation Technologies, Ltd. (China)(NON)	1,900	39,919

		2,079,319
Energy equipment and services (0.3%)

Ezion Holdings, Ltd. (Singapore)	33,400	58,649

		58,649
Industrial conglomerates (8.7%)

General Electric Co.	6,000	160,740

Siemens AG (Germany)	13,909	1,847,847

		2,008,587
IT Services (2.3%)

CACI International, Inc. Class A(NON)	7,500	535,500

		535,500
Machinery (1.6%)

Ingersoll-Rand PLC	1,000	59,820

Joy Global, Inc.	2,335	133,445

Zardoya Otis SA (Spain)	9,093	164,111

		357,376
Software (1.1%)

PTC, Inc.(NON)	7,100	261,280

		261,280
Trading companies and distributors (0.6%)

Mitsubishi Corp. (Japan)	2,400	47,561

Mitsui & Co., Ltd. (Japan)	5,200	79,110

		126,671

Total common stocks (cost $17,845,244)		$21,247,747

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	358	$23,556

Total convertible preferred stocks (cost $17,900)		$23,556

SHORT-TERM INVESTMENTS (4.9%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	1,133,742	$1,133,742

Total short-term investments (cost $1,133,742)		$1,133,742

TOTAL INVESTMENTS

Total investments (cost $18,996,886)(b)		$22,405,045

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $15,475,764) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$37,670	$37,253	$417
	Australian Dollar	Sell	7/17/14	37,670	37,594	(76)
	Canadian Dollar	Buy	7/17/14	17,227	16,304	923
	Euro	Buy	6/18/14	623,350	629,408	(6,058)
	Japanese Yen	Buy	8/20/14	580,574	575,026	5,548
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	50,010	49,433	577
	British Pound	Buy	6/18/14	332,855	331,203	1,652
	Canadian Dollar	Buy	7/17/14	81,992	80,429	1,563
	Euro	Buy	6/18/14	226,276	228,467	(2,191)
	Hong Kong Dollar	Buy	8/20/14	268,629	268,672	(43)
	Japanese Yen	Buy	8/20/14	348,408	347,704	704
	Japanese Yen	Sell	8/20/14	348,408	348,883	475
	Singapore Dollar	Buy	8/20/14	32,768	32,741	27
	Swedish Krona	Buy	6/18/14	240,353	251,116	(10,763)
	Swiss Franc	Buy	6/18/14	103,533	105,361	(1,828)
Citibank, N.A.
	Australian Dollar	Buy	7/17/14	84,803	84,506	297
	Australian Dollar	Sell	7/17/14	84,803	84,113	(690)
	Canadian Dollar	Buy	7/17/14	43,668	42,792	876
	Canadian Dollar	Sell	7/17/14	43,668	43,684	16
	Danish Krone	Buy	6/18/14	194,516	195,891	(1,375)
	Euro	Sell	6/18/14	174,342	180,402	6,060
	Japanese Yen	Buy	8/20/14	355,821	352,472	3,349
Credit Suisse International
	British Pound	Buy	6/18/14	490,065	487,220	2,845
	Canadian Dollar	Buy	7/17/14	93,600	90,531	3,069
	Euro	Sell	6/18/14	580,276	590,234	9,958
	Japanese Yen	Buy	8/20/14	165,864	163,757	2,107
	Swiss Franc	Buy	6/18/14	140,836	140,434	402
Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	121,730	120,257	1,473
	Canadian Dollar	Buy	7/17/14	34,271	33,576	695
	Canadian Dollar	Sell	7/17/14	34,271	34,282	11
	Euro	Sell	6/18/14	1,117,205	1,127,884	10,679
Goldman Sachs International
	Australian Dollar	Buy	7/17/14	39,804	39,339	465
	Euro	Buy	6/18/14	187,700	190,600	(2,900)
	Japanese Yen	Buy	8/20/14	415,589	411,615	3,974
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/14	27,371	27,059	312
	Australian Dollar	Sell	7/17/14	27,371	27,317	(54)
	British Pound	Buy	6/18/14	165,254	164,714	540
	British Pound	Sell	6/18/14	165,254	166,217	963
	Euro	Buy	6/18/14	749,029	753,046	(4,017)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	39,525	39,023	502
	British Pound	Buy	6/18/14	10,056	9,869	187
	Canadian Dollar	Buy	7/17/14	253,069	247,988	5,081
	Euro	Sell	6/18/14	537,202	547,008	9,806
	Japanese Yen	Buy	8/20/14	412,764	409,970	2,794
	Singapore Dollar	Buy	8/20/14	87,541	87,458	83
	Swedish Krona	Buy	6/18/14	138,484	147,329	(8,845)
	Swiss Franc	Buy	6/18/14	237,222	239,337	(2,115)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	7/17/14	104,286	104,321	(35)
	Canadian Dollar	Sell	7/17/14	104,286	102,967	(1,319)
	Euro	Sell	6/18/14	744,258	751,895	7,637
	Japanese Yen	Buy	8/20/14	595,521	589,895	5,626
	Singapore Dollar	Buy	8/20/14	37,631	37,598	33
	Swedish Krona	Buy	6/18/14	243,058	251,563	(8,505)
UBS AG
	Australian Dollar	Buy	7/17/14	100,391	99,195	1,196
	British Pound	Buy	6/18/14	327,995	326,426	1,569
	Canadian Dollar	Buy	7/17/14	152,468	149,616	2,852
	Euro	Sell	6/18/14	1,280,506	1,293,008	12,502
	Japanese Yen	Buy	8/20/14	173,194	172,765	429
	Japanese Yen	Sell	8/20/14	173,194	173,629	435
	Swedish Krona	Buy	6/18/14	67,031	69,508	(2,477)
	Swiss Franc	Buy	6/18/14	174,789	176,311	(1,522)
WestPac Banking Corp.
	British Pound	Buy	6/18/14	56,649	56,369	280
	British Pound	Sell	6/18/14	56,649	56,494	(155)
	Euro	Sell	6/18/14	441,369	444,686	3,317

Total						$59,338

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,011,476.
(b)	The aggregate identified cost on a tax basis is $19,131,814, resulting in gross unrealized appreciation and depreciation of $3,411,726 and $138,495, respectively, or net unrealized appreciation of $3,273,231.
(NON)	Non-income-producing security.
(UR)	At the reporting period end, 400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,318,968	$23,060,133	$23,245,359	$469	$1,133,742
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

	At the close of the reporting period, the fund maintained liquid assets totaling $12,268 to cover certain derivatives.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.9%
	France	16.8
	Germany	9.7
	Japan	2.8
	China	2.2
	Portugal	1.1
	Ireland	1.1
	Spain	0.7
	Other	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $12,083 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,133,647	$84,729	$—
Energy	—	58,649	—
Industrials	16,099,381	995,242	—
Information technology	2,876,099	—	—
Total common stocks	20,109,127	1,138,620	—
Convertible preferred stocks	23,556	—	—
Short-term investments	1,133,742	—	—

Totals by level	$21,266,425	$1,138,620	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$59,338	$—

Totals by level	$—	$59,338	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$114,306	$54,968

Total	$114,306	$54,968

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$19,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$ 6,888	$ 4,998	$10,598	$18,381	$12,858	$ 4,439	$ 1,815	$18,453	$13,296	$18,983	$ 3,597	$114,306

	Total Assets	$6,888	$4,998	$10,598	$18,381	$12,858	$4,439	$1,815	$18,453	$13,296	$18,983	$3,597	$114,306

	Liabilities:
	Forward currency contracts#	6,134	14,825	2,065	—	—	2,900	4,071	10,960	9,859	3,999	155	54,968

	Total Liabilities	$6,134	$14,825	$2,065	$—	$—	$2,900	$4,071	$10,960	$9,859	$3,999	$155	$54,968

	Total Financial and Derivative Net Assets	$754	$(9,827)	$8,533	$18,381	$12,858	$1,539	$(2,256)	$7,493	$3,437	$14,984	$3,442	$59,338
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$754	$(9,827)	$8,533	$18,381	$12,858	$1,539	$(2,256)	$7,493	$3,437	$14,984	$3,442	$59,338

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014